Schedule of Investments (unaudited)
July 31, 2024
iShares U.S. Intermediate Government Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Financial Services — 0.1%
Private Export Funding Corp., Series RR, 4.30%, 12/15/28(a)	$5,000	$ 5,031,500
Total Corporate Bonds — 0.1% (Cost: $5,035,150)		5,031,500
U.S. Government Sponsored Agency Securities
Agency Obligations — 2.0%
Fannie Mae
2.63%, 09/06/24	4,979	4,964,711
0.50%, 06/17/25	16,605	15,995,491
0.88%, 12/18/26 - 08/05/30(a)	7,019	5,938,409
6.25%, 05/15/29(a)	4,441	4,879,893
7.13%, 01/15/30(a)	8,302	9,553,029
7.25%, 05/15/30(a)	17,063	19,852,902
6.63%, 11/15/30	96	109,388
Federal Farm Credit Banks Funding Corp., 4.75%, 09/01/26	1,000	1,007,982
Federal Home Loan Banks
2.75%, 12/13/24	4,145	4,106,776
3.13%, 06/13/25	7,930	7,806,935
2.13%, 09/14/29	5,000	4,558,851
Federal Home Loan Mortgage Corp.
0.38%, 07/21/25	243	233,010
6.75%, 03/15/31(a)	2,323	2,678,389
6.25%, 07/15/32	15,000	17,182,096
Tennessee Valley Authority, 1.50%, 09/15/31	130	109,138
		98,977,000
Total U.S. Government Sponsored Agency Securities — 2.0% (Cost: $104,548,879)		98,977,000
U.S. Treasury Obligations
U.S. Treasury Bonds
6.88%, 08/15/25(a)	6,641	6,797,686
6.00%, 02/15/26	6,359	6,505,058
6.75%, 08/15/26	6,225	6,527,496
6.63%, 02/15/27	2,903	3,080,809
6.38%, 08/15/27	4,000	4,261,563
5.25%, 11/15/28 - 02/15/29(a)	11,621	12,225,005
6.13%, 08/15/29	6,225	6,833,397
6.25%, 05/15/30	1,700	1,897,891
5.38%, 02/15/31	4,979	5,392,101
U.S. Treasury Notes
3.13%, 08/15/25 - 08/31/29	76,804	74,615,634
0.25%, 08/31/25 - 10/31/25	61,358	58,409,506
5.00%, 08/31/25 - 10/31/25	21,900	21,976,640
3.50%, 09/15/25 - 02/15/33	158,500	154,608,704
3.00%, 09/30/25 - 10/31/25	44,007	43,177,296
4.25%, 10/15/25 - 06/30/31(a)	234,000	235,974,219
2.25%, 11/15/25 - 11/15/27	93,916	89,311,253
4.50%, 11/15/25 - 11/15/33(a)	246,900	250,342,977
4.00%, 12/15/25 - 02/15/34	277,491	276,966,763
0.38%, 12/31/25 - 09/30/27	80,832	74,340,855
3.88%, 01/15/26 - 08/15/33	229,000	227,367,642
2.63%, 01/31/26 - 07/31/29(a)	63,589	60,343,280
1.63%, 02/15/26 - 05/15/31(a)	198,635	183,739,546
0.50%, 02/28/26 - 08/31/27	77,521	71,813,207
2.50%, 02/28/26	7,000	6,793,281
4.63%, 02/28/26 - 05/31/31(a)	366,000	372,201,335
0.75%, 03/31/26 - 01/31/28	182,779	170,897,018
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
3.75%, 04/15/26 - 12/31/30	$143,120	$ 141,650,619
2.38%, 04/30/26 - 05/15/29	93,956	88,419,526
3.63%, 05/15/26 - 03/31/30	76,100	75,099,219
2.13%, 05/31/26	10,900	10,480,606
4.88%, 05/31/26 - 10/31/30(a)	75,200	77,297,255
4.13%, 06/15/26 - 11/15/32	239,207	240,520,179
0.88%, 06/30/26 - 11/15/30	87,003	76,887,044
1.88%, 06/30/26 - 02/15/32	115,959	105,063,161
0.63%, 07/31/26 - 08/15/30	210,463	183,639,278
1.50%, 08/15/26 - 02/15/30	67,043	61,982,147
4.38%, 08/15/26 - 05/15/34	217,640	220,941,657
1.38%, 08/31/26 - 11/15/31	134,150	117,555,630
1.13%, 10/31/26 - 02/15/31(a)	200,946	179,450,230
2.00%, 11/15/26	23,954	22,827,413
1.25%, 11/30/26 - 08/15/31	306,853	275,025,907
2.75%, 04/30/27 - 08/15/32	137,257	129,585,123
3.25%, 06/30/27 - 06/30/29	29,500	28,622,969
2.88%, 05/15/28 - 05/15/32	103,220	97,682,921
1.00%, 07/31/28	33,214	29,583,814
1.75%, 11/15/29	6,000	5,385,469
3.38%, 05/15/33	49,000	46,611,250
Total U.S. Treasury Obligations — 94.4% (Cost: $4,801,024,250)		4,640,711,579
Total Long-Term Investments — 96.5% (Cost: $4,910,608,279)		4,744,720,079

Shares
Short-Term Securities
Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(b)(c)(d)	228,847,092	228,938,631

	Par (000)
U.S. Treasury Obligations — 2.5%
U.S. Treasury Notes
3.88%, 04/30/25	$17,400	17,266,102
2.88%, 06/15/25 - 07/31/25(a)	36,300	35,683,680
2.75%, 06/30/25	8,248	8,100,760
4.63%, 06/30/25	19,000	18,974,766
3.00%, 07/15/25	17,000	16,725,742
0.25%, 07/31/25	20,514	19,628,532
4.75%, 07/31/25	7,000	7,001,094
		123,380,676
Total Short-Term Securities — 7.2% (Cost: $353,920,741)		352,319,307
Total Investments — 103.7% (Cost: $5,264,529,020)		5,097,039,386
Liabilities in Excess of Other Assets — (3.7)%		(182,451,867)
Net Assets — 100.0%		$ 4,914,587,519

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Government Bond Index Fund

(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,621,788,775	$ —	$ (1,393,079,948)(a)	$ 836,088	$ (606,284)	$ 228,938,631	228,847,092	$ 676,036 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 5,031,500	$ —	$ 5,031,500
U.S. Government Sponsored Agency Securities	—	98,977,000	—	98,977,000
U.S. Treasury Obligations	—	4,640,711,579	—	4,640,711,579
Short-Term Securities
Money Market Funds	228,938,631	—	—	228,938,631
U.S. Treasury Obligations	—	123,380,676	—	123,380,676
	$228,938,631	$4,868,100,755	$—	$5,097,039,386